Investment in Master Trust (Tables) - EBP 006	12 Months Ended
Dec. 31, 2025
EBP, Master Trust [Line Items]
Schedule of Total of Investments in Master Trust

The following table presents the total of investments in the Master Trust (in thousands):

	December 31, 2025		December 31, 2024
	Master Trust	Plan’s Investment	Master Trust	Plan’s Investment
Investments:
Mutual Funds	$1,568,564	$1,040,492	$1,427,910	$933,824
Company Stock Fund	731,913	478,851	710,698	462,925
Common / Collective Trusts	5,004,869	3,250,161	4,331,428	2,795,601
Total investments measured at fair value	7,305,346	4,769,504	6,470,036	4,192,350
Investments measured at contract value	656,934	436,796	688,896	452,311
Total	$7,962,280	$5,206,300	$7,158,932	$4,644,661
Plan’s Percentage of Investment in Master Trust Net Assets		65%		65%

Schedule of Investment Income for Master Trust

Investment income for the Master Trust was as follows (in thousands):

Year Ended December 31, 2025
Investment income:
Net investment appreciation	$914,202
Interest and dividend income	152,929
Total	$1,067,131
Plan’s percentage of investment income from the Master Trust	65%